SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2019
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 19 – SUBSEQUENT EVENTS

Recently, there is an ongoing outbreak of a novel strain of coronavirus (COVID‑19), which has spread rapidly to many parts of the world. The epidemic has resulted in quarantines, travel restrictions, and the temporary closure of stores and business facilities worldwide for the past few months. In March 2020, the World Health Organization declared the COVID‑19 as a pandemic. Given the rapidly expanding nature of the COVID‑19 pandemic, the Company believes there is a substantial risk that the Company’s business, results of operations, and financial condition will be adversely affected. Potential impact to the Company’s results of operations will also depend on future developments and new information that may emerge regarding the duration and severity of the COVID‑19 and the actions taken by government authorities and other entities to contain the COVID‑19 or mitigate its impact, almost all of which are beyond the Company’s control.

The COVID-19 pandemic has caused the Company to modify its business practices, including restricting employee travel, requiring employees to work remotely and cancelling physical participation in meetings, events and conferences. Since the COVID-19 outbreak, crude oil prices have been negatively impacted due to low oil demand, increased production and disputes between the Organization of the Petroleum Exporting Countries (“OPEC”) and Russia on production cuts. As a consequence, the Company’s revenue and profit could decrease due to the factors discussed above, and other unforeseen and unpredictable consequences of the COVID-19 outbreak. Besides, the COVID-19 pandemic may disrupt the Company’s ability to raise additional capital to finance the operations in the future, which could materially and adversely affect the Company’s business, financial condition and prospects. Further, in the first half of 2020, there was a sharp decline in commodity prices following the announcement of price reductions and production increases in March 2020 by members of the OPEC which has led to significant global economic contraction generally and in the oil and gas exploration industry in particular. Together with the COVID-19 pandemic, it is unclear and not predictable the long lasting effects on global energy prices and the Company’s results of operations and financial condition.

The Company is closely monitoring the impact of the COVID‑19 global outbreak and its resulting impact on the Company’s operations and supply chain, with the Company’s top priority being the health and safety of the Company’s employees, customers, partners, and communities. The magnitude of any potential impact is unknown, as it is unclear how long it will take for the overall supply chain to return to normal. The Company is working closely with the Company’s partners and suppliers to manage this process.

Pursuant to the Services Agreement by and between the Company and TraDigital Marketing Group, Inc. ("TraDigital"), on April 15, 2020, the Company issued 12,500 ordinary shares to TraDigital.

Pursuant to the Public Listing Services Agreement by and between the Company and ARC Group Ltd ("ARC"), on April 15, 2020, the Company issued 31,818 ordinary shares to ARC.

The Company has evaluated subsequent events through the issuance of the consolidated financial statements and no other subsequent event is identified that would have required adjustment or disclosure in the consolidated financial statements.